WisdomTree Trust

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree True Developed International Fund (DOL)

(collectively, the “Funds”)

Supplement dated October 14, 2026 to each Fund’s currently effective Statement of Additional Information, as supplemented (the “SAI”)

The information below supplements, and should be read in conjunction with, the SAI.

Effective October 16, 2026, with respect to WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan SmallCap Dividend Fund, and WisdomTree True Developed International Fund, and effective October 28, 2026, with respect to WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Global High Dividend Fund, the following is added as the second paragraph following the “Constituent Selection Criteria” sub-heading under the “Index Descriptions” section of the SAI:

The underlying indexes of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Global High Dividend Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan SmallCap Dividend Fund, and WisdomTree True Developed International Fund are overseen by the standing WisdomTree Global, International and EM Equity Index Committee (the “Global, International and EM Equity Index Committee”). The Global, International and EM Equity Index Committee is responsible for making broad decisions with respect to the implementation, ongoing management, operation, and administration of the applicable indexes. The primary function of the Global, International and EM Equity Index Committee is to seek to ensure the applicable index methodologies it oversees are implemented correctly. The Global, International and EM Equity Index Committee selects all constituents meeting the eligibility criteria described herein in their discretion. In addition, any changes to or deviations from the methodologies are intended to enable each applicable index to continue to achieve its objective and will be made in the sole judgment and discretion of the Global, International and EM Equity Index Committee.

The changes described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS – CXSE XSOE DEM

DGS HEDJ EUDG DFE

DEW DWM IHDG DTH

DIM IQDG DLS DXJ

DFJ DOL - 10.26